Leases	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Leases

Note 9. Leases

Balance Sheet Components and Lease Activity

The following table presents the finance and operating leases on the Company’s Condensed Consolidated Balance Sheets.

	September 30, 2025	December 31, 2024
	(In thousands)
Assets
Finance leases, included in property plant and equipment, net	$1,104	$—
Operating leases, included in lease right-of-use assets, net	355	30
Total	$1,459	$30
Liabilities
Finance lease liability, current	$280	$—
Finance lease liability, non-current	664	—
Total finance lease liabilities	944	—
Operating lease liability, current(1)	146	23
Operating lease liability, non-current	220	—
Total operating lease liabilities	366	23
Total lease liabilities	$1,310	$23

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(1)      Includes sub-lease deposit of $13 thousand.